Subsequent Events	12 Months Ended
Aug. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
22.	Subsequent Events

November 5, 2019 the Company pursuant to certain consulting agreements issued a total of 1,000,000 stock options at $0.55 per Share for a period of five years; and 225,000 warrants at $0.80 for a period of three years.

November 13, 2019 Lexaria closed the first tranche of its previously announced private placement. 1,554,245 units were issued at $0.45 for a total of $699,410.25.  Each unit consists of one common share and one warrant exercisable at $0.80 until November 13, 2020, thereafter at $1.20 until November 13, 2021.  The Company paid $3,937.50 and issued 8,750 broker warrants.